Trade and other payables	12 Months Ended
Sep. 30, 2025
Trade and other payables
Trade and other payables

14.    Trade and other payables

	2025	2024	2023
	$'000	$'000	$'000
Current liabilities
Trade payables	47	9,009	11,788
Other tax and social security	3,167	439	1,471
Other creditors	774	593	733
Accruals	3,203	1,866	4,821
Deferred income	444	4	18
Total	7,635	11,911	18,831

Trade payables and accruals relate to amounts payable at the balance sheet date for services received during the year. The Group has financial risk management policies in place to ensure that all payables are paid within the credit timeframe. The directors consider that the carrying amount of financial liabilities recorded at amortised cost in the financial statements approximate their fair value.

Within other creditors, a total of $nil (2024: $0.500 million; 2023: $0.500 million) relates to interest owed on convertible loan notes which converted in September 2021.

	2025	2024	2023
	$'000	$'000	$'000
Non-current Liabilities
Trade payables	—	2,000	—
Deferred government grants	—	—	23
	—	2,000	23